Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Brandes Emerging Markets Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class C/BEMCX) (with maximum sales charge)
Average Annual Return, Percent	[1]	19.53%	3.00%	1.24%
Brandes Global Equity Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class A/BGEAX) (with maximum sales charge)
Average Annual Return, Percent		21.76%	10.81%	6.61%
Brandes International Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class C/BIECX) (with maximum sales charge)
Average Annual Return, Percent	[1]	27.80%	9.90%	5.59%
Brandes Global Equity Fund - Class I [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class I/BGVIX)
Average Annual Return, Percent		29.46%	12.41%	7.51%
Brandes International Small Cap Equity Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class R6/BISRX)
Average Annual Return, Percent	[2]	44.39%	17.01%	7.88%
Brandes Core Plus Fixed Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (with maximum sales charge)
Average Annual Return, Percent		7.66%	0.53%	1.53%
Brandes International Equity Fund - Class R6 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class R6/BIERX)
Average Annual Return, Percent	[3]	30.30%	11.08%	6.57%
Brandes Emerging Markets Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class A/BEMAX) (with maximum sales charge)
Average Annual Return, Percent		14.40%	2.43%	1.21%
Brandes International Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class A/BIEAX) (with maximum sales charge)
Average Annual Return, Percent		22.25%	9.35%	5.58%
Brandes Small Cap Value Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class A/BSCAX) (with maximum sales charge)
Average Annual Return, Percent		19.32%	15.07%	10.82%
Brandes Core Plus Fixed Income Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class I/BCPIX)
Average Annual Return, Percent		12.02%	1.53%	2.16%
Brandes International Small Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class A/BISAX) (with maximum sales charge)
Average Annual Return, Percent		35.66%	15.25%	6.91%
Brandes International Small Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class C/BINCX) (with maximum sales charge)
Average Annual Return, Percent	[1]	41.78%	15.88%	6.98%
Brandes Small Cap Value Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class I/BSCMX)
Average Annual Return, Percent		26.94%	16.70%	11.78%
Brandes Core Plus Fixed Income Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)
Average Annual Return, Percent	[4]	12.04%	2.23%	2.68%
Brandes Global Equity Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class C/BGVCX) (with maximum sales charge)
Average Annual Return, Percent	[1]	27.19%	11.29%	6.61%
Brandes Emerging Markets Value Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class I/BEMIX)
Average Annual Return, Percent		21.56%	3.88%	2.05%
Brandes Separately Managed Account Reserve Trust - Fund Level
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Separately Managed Account Reserve Trust
Average Annual Return, Percent		14.99%	2.66%	3.32%
Brandes International Equity Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class I/BIIEX)
Average Annual Return, Percent		30.12%	10.97%	6.45%
Brandes International Small Cap Equity Fund - Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class I/BISMX)
Average Annual Return, Percent		44.22%	16.88%	7.76%
Brandes Small Cap Value Fund Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class R6/BSCRX)
Average Annual Return, Percent	[5]	27.14%	17.25%	11.19%
Brandes Emerging Markets Value Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class R6/BEMRX)
Average Annual Return, Percent	[6]	21.73%	4.01%	2.17%
Without Sales Load [Member] | Brandes Emerging Markets Value Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class C/BEMCX) (without sales charge)
Average Annual Return, Percent	[1]	20.53%	3.00%	1.24%
Without Sales Load [Member] | Brandes Global Equity Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class A/BGEAX) (without sales charge)
Average Annual Return, Percent		29.18%	12.13%	7.25%
Without Sales Load [Member] | Brandes International Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class C/BIECX) (without sales charge)
Average Annual Return, Percent	[1]	28.80%	9.90%	5.59%
Without Sales Load [Member] | Brandes Core Plus Fixed Income Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (without sales charge)
Average Annual Return, Percent		11.88%	1.31%	1.92%
Without Sales Load [Member] | Brandes Emerging Markets Value Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Emerging Markets Value Fund (Class A/BEMAX) (without sales charge)
Average Annual Return, Percent		21.38%	3.65%	1.81%
Without Sales Load [Member] | Brandes International Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Equity Fund (Class A/BIEAX) (without sales charge)
Average Annual Return, Percent		29.73%	10.66%	6.20%
Without Sales Load [Member] | Brandes Small Cap Value Fund Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Small Cap Value Fund (Class A/BSCAX) (without sales charge)
Average Annual Return, Percent		26.59%	16.43%	11.48%
Without Sales Load [Member] | Brandes International Small Cap Equity Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class A/BISAX) (without sales charge)
Average Annual Return, Percent		43.93%	16.63%	7.55%
Without Sales Load [Member] | Brandes International Small Cap Equity Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes International Small Cap Equity Fund (Class C/BINCX) (without sales charge)
Average Annual Return, Percent	[1]	42.78%	15.88%	6.98%
Without Sales Load [Member] | Brandes Global Equity Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Brandes Global Equity Fund (Class C/BGVCX) (without sales charge)
Average Annual Return, Percent	[1]	28.19%	11.29%	6.61%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		26.05%	5.75%	4.02%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		32.43%	13.04%	10.07%
MSCI EAFE (Europe, Australasia and Far East) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE (Europe, Australasia and Far East) Index
Average Annual Return, Percent		24.77%	8.20%	5.71%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Average Annual Return, Percent	[7]	25.35%	7.59%	5.22%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%	0.33%	1.84%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[8]	35.19%	15.26%	12.83%
MSCI ACWI ex USA Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Small Cap Index
Average Annual Return, Percent	[9]	23.25%	8.21%	6.08%
S&P Developed ex-U.S. Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed ex-U.S. Small Cap Index
Average Annual Return, Percent		21.43%	6.18%	5.49%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		26.76%	9.39%	8.78%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Average Annual Return, Percent		25.88%	9.29%	8.22%
Bloomberg U.S. Intermediate Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Credit Bond Index
Average Annual Return, Percent		11.46%	1.89%	2.67%

[1]	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
[2]	Performance shown prior to June 27, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
[3]	Performance shown prior to February 1, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
[4]	Performance shown prior to October 10, 2017 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
[5]	Performance shown prior to January 2, 2018 for Class R6 shares reflects the performance of Class I shares. The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”)and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.
[6]	Performance shown prior to July 11, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.
[7]	Effective August 27, 2024, the Fund changed its broad-based securities market index from the MSCI ACWI ex USA Small Cap Index to the MSCI ACWI Ex-USA Index in connection with new regulatory requirements.
[8]	Effective August 27, 2024, the Fund changed its broad-based securities market index from the Russell 2000 Cap Index to the Russell 3000 Index in connection with new regulatory requirements.
[9]	Effective January 28, 2024, the benchmark for the Predecessor Fund changed from the S&P Developed ex-U.S. Small Cap Index to the MSCI ACWI ex USA Small Cap Index to better align the Predecessor Fund's benchmark with the Fund's current portfolio objectives and composition.